Finance Income and Expenses	12 Months Ended
Dec. 31, 2019
Finance income and expenses [abstract]
Finance income and expenses
10	Finance income and expenses

	2017 RMB’000	2018 RMB’000	2019 RMB’000
Net foreign exchange gains	-	-	18,571
Interest income	268,379	443,661	398,176

Finance income	268,379	443,661	416,747

Interest on bank and other borrowings	(55,188)	(84,425)	(59,378)
Less: amounts capitalized on qualifying assets	804	5,179	5,594

Net interest expense	(54,384)	(79,246)	(53,784)
Net foreign exchange loss	(6,663)	(27,003)	-

Finance expenses	(61,047)	(106,249)	(53,784)

Finance income - net	207,332	337,412	362,963